Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
March 31, 2024
VF-2050-NPRT1-0524
1.903288.114
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	236,318	13,385,042
VIP Equity-Income Portfolio Initial Class (a)	403,781	10,885,928
VIP Growth & Income Portfolio Initial Class (a)	501,260	14,937,561
VIP Growth Portfolio Initial Class (a)	208,391	22,189,455
VIP Mid Cap Portfolio Initial Class (a)	85,090	3,428,278
VIP Value Portfolio Initial Class (a)	375,925	7,623,759
VIP Value Strategies Portfolio Initial Class (a)	213,616	3,787,411
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,374,363)		76,237,434

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,776,713	19,383,942
VIP Overseas Portfolio Initial Class (a)	1,542,755	42,842,306
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,609,259)		62,226,248

Bond Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	194,988	1,760,739
Fidelity International Bond Index Fund (a)	3,446	31,597
Fidelity Long-Term Treasury Bond Index Fund (a)	1,014,389	9,880,148
VIP High Income Portfolio Initial Class (a)	86,755	406,880
VIP Investment Grade Bond II Portfolio - Initial Class (a)	28,827	270,972
TOTAL BOND FUNDS (Cost $13,668,218)		12,350,336

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $124,651,840)	150,814,018
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,963)
NET ASSETS - 100.0%	150,796,055

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,917,638	333,765	1,489,017	1,001	(171,803)	170,156	1,760,739
Fidelity International Bond Index Fund	748,858	89,405	804,777	4,833	(21,537)	19,648	31,597
Fidelity Long-Term Treasury Bond Index Fund	8,334,937	2,420,474	570,865	70,127	(15,148)	(289,250)	9,880,148
VIP Contrafund Portfolio Initial Class	11,607,631	745,622	846,990	46,145	45,673	1,833,106	13,385,042
VIP Emerging Markets Portfolio Initial Class	17,693,952	1,906,046	843,119	15,468	8,633	618,430	19,383,942
VIP Equity-Income Portfolio Initial Class	9,412,299	1,128,273	500,857	53,197	12,367	833,846	10,885,928
VIP Growth & Income Portfolio Initial Class	12,938,462	1,351,114	716,307	86,299	6,249	1,358,043	14,937,561
VIP Growth Portfolio Initial Class	19,223,689	1,568,520	1,331,006	283,055	49,851	2,678,401	22,189,455
VIP High Income Portfolio Initial Class	368,791	43,561	12,909	160	(33)	7,470	406,880
VIP Investment Grade Bond II Portfolio - Initial Class	2,521,673	64,193	2,287,389	504	(27,943)	438	270,972
VIP Mid Cap Portfolio Initial Class	2,946,366	340,038	187,070	55,325	4,791	324,153	3,428,278
VIP Overseas Portfolio Initial Class	37,794,234	3,677,669	1,502,952	145,928	47,397	2,825,958	42,842,306
VIP Value Portfolio Initial Class	6,565,327	1,007,638	401,968	143,725	9,023	443,739	7,623,759
VIP Value Strategies Portfolio Initial Class	3,249,042	497,178	219,961	46,211	6,223	254,929	3,787,411
	136,322,899	15,173,496	11,715,187	951,978	(46,257)	11,079,067	150,814,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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